Long-term Debt and Capital Structure	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Long-term Debt and Capital Structure

24. LONG-TERM DEBT AND CAPITAL STRUCTURE

As at December 31,	Notes	2020	2019
Revolving Term Debt (1)	A	-	265
U.S. Dollar Denominated Unsecured Notes	B	7,510	6,492
Total Debt Principal		7,510	6,757
Debt Discounts and Transaction Costs		(69)	(58)
Long-Term Debt		7,441	6,699
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

The weighted average interest rate on outstanding debt, including the Company’s proportionate share of the WRB uncommitted demand facilities, for the year ended December 31, 2020 was 4.9 percent (2019 – 5.1 percent).

As at December 31, 2020, the Company is in compliance with all of the terms of its debt agreements.

A) Committed Credit Facilities

Cenovus has in place a committed revolving credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche with maturity dates of November 30, 2022 and November 30, 2023, respectively. In April 2020, the Company added a committed credit facility with capacity of $1.1 billion to further support the Company’s financial resilience in the current market environment. On December 31, 2020, the Company cancelled the $1.1 billion credit facility.

B) U.S. Dollar Denominated Unsecured Notes

The remaining principal amounts of the Company’s U.S. dollar denominated unsecured notes are:

	2020		2019
As at December 31,	US$ Principal Amount	Total C$ Equivalent	US$ Principal Amount	Total C$ Equivalent
3.00% due August 15, 2022	500	637	500	650
3.80% due September 15, 2023	450	573	450	585
5.38% due July 15, 2025	1,000	1,273	-	-
4.25% due April 15, 2027	962	1,225	962	1,249
5.25% due June 15, 2037	583	742	641	833
6.75% due November 15, 2039	1,390	1,770	1,400	1,818
4.45% due September 15, 2042	155	198	155	202
5.20% due September 15, 2043	58	74	58	75
5.40% due June 15, 2047	800	1,018	832	1,080
	5,898	7,510	4,998	6,492

The Company has in place a base shelf prospectus that allows the Company to offer, from time to time, up to US$5.0 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus will expire in October 2021. Offerings under the base shelf prospectus are subject to market conditions.

On July 30, 2020, Cenovus completed a public offering in the U.S., under the Company’s U.S. base shelf prospectus, of senior unsecured notes in the aggregate principal of US$1.0 billion due in 2025. As at December 31, 2020, US$3.7 billion is available under the base shelf prospectus for permitted offerings.

In addition, during the year ended December 31, 2020, the Company paid US$81 million to repurchase a portion of its unsecured notes with a principal amount of US$100 million. A gain on the repurchase of $25 million was recorded in finance costs (see Note 6).

C) Mandatory Debt Payments

As at December 31, 2020	US$ Principal Amount	Total C$ Equivalent
2022	500	637
2023	450	573
2025	1,000	1,273
Thereafter	3,948	5,027
	5,898	7,510

D) Capital Structure

Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Cenovus conducts its business and makes decisions consistent with that of an investment grade company. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, repurchase the Company’s common shares for cancellation, issue new debt, or issue new shares.

Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.

Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times over the long-term. This ratio may periodically be above the target due to factors such as persistently low commodity prices.

Net Debt to Adjusted EBITDA (1)

As at December 31,	2020	2019	2018
Short-Term Borrowings	121	-	-
Current Portion of Long-Term Debt	-	-	682
Long-Term Debt	7,441	6,699	8,482
Less: Cash and Cash Equivalents	(378)	(186)	(781)
Net Debt	7,184	6,513	8,383

Net Earnings (Loss)	(2,379)	2,194	(2,669)
Add (Deduct):
Finance Costs	536	511	628
Interest Income	(9)	(12)	(19)
Income Tax Expense (Recovery)	(851)	(797)	(920)
Depreciation, Depletion and Amortization	3,464	2,249	2,131
Exploration Expense	91	82	2,123
Unrealized (Gain) Loss on Risk Management	56	149	(1,249)
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Discontinuance	-	-	(301)
(Gain) Loss on Divestitures of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Adjusted EBITDA	606	4,143	1,436

Net Debt to Adjusted EBITDA	11.9x	1.6x	5.8x
(1)	IFRS 16 was adopted January 1, 2019 using the modified retrospective approach; therefore, comparative information has not been restated.

Net Debt to Capitalization

As at December 31,	2020	2019	2018
Net Debt	7,184	6,513	8,383
Shareholders’ Equity	16,707	19,201	17,468
	23,891	25,714	25,851
Net Debt to Capitalization	30%	25%	32%

Cenovus also manages its Net Debt to Capitalization ratio to ensure compliance with the associated covenant as defined in its committed credit facility agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is well below this limit.